LEASES (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization of the right-of-use asset		$ 625,000	$ 152,000	$ 1,687,522	$ 434,919	$ 1,043,220	$ 372,454
Rent expense		830,000	235,000	2,508,000	653,000	1,400,000	600,000
Cash payments				1,593,000	376,000	953,000	302,000
Lease allowance		205,355	82,603	650,211	217,738	355,924	216,073
Lease expense		9,815,413		9,815,413		$ 10,270,356	2,998,551
Mother Earth's Storehouse, Inc. [Member]
Cash payments	$ 15,923						$ 14,709
Increase in percentage of monthly rent expenses							2.00%
Operating lease expiry date	Aug. 31, 2029
Lease term extended	ten years
Operating lease expense							$ 188,582	$ 251,074
Greens Natural Foods, Inc. [Member]
Rent expense		$ 1,500,000	500,000
Cash payments				$ 1,100,000
Lease allowance			77,633		267,301
Lease expense			$ 6,036,104		$ 6,036,104		$ 1,317,182
Greens Natural Foods, Inc. [Member] | Eastchester NY [Member]
Lease term extended							In August 2014, the lease was renewed for an additional ten-year term through November 2024
Greens Natural Foods, Inc. [Member] | Bria Cliff Manor NY [Member]
Lease term extended							The lease was renewed through September 30, 2023
Greens Natural Foods, Inc. [Member] | Mount Kisco NY [Member]
Lease term extended							renewed through July 31, 2022 and again through July 31, 2027
Greens Natural Foods, Inc. [Member] | Somers NY [Member]
Cash payments							$ 10,300
Increase in percentage of monthly rent expenses							3.00%
Greens Natural Foods, Inc. [Member] | Dean Natural Food Market Inc [Member] | First Five Years [Member]
Cash payments							$ 17,460
Greens Natural Foods, Inc. [Member] | Dean Natural Food Market Inc [Member] | Second Five Years [Member]
Cash payments							$ 18,333
Greens Natural Foods, Inc. [Member] | Deans Natural Food Market Of Shrewsbury Inc [Member]
Lease term extended							The lease was renewed for five years on March 30, 2018
Greens Natural Foods, Inc. [Member] | Deans Natural Food Market of Basking Ridge LLC [Member] | First Five Years [Member]
Lease term extended							The lease was renewed for another five-year term through April 2023 and an option to renew for two additional five-year terms
Greens Natural Foods, Inc. [Member] | Deans Natural Food Market of Chester LLC [Member]
Lease term extended							option for 2 five-year renewal terms
Lease allowance							$ 203,359
Lease allowance							$ 128,794
Maximum [Member]
Lease term		20 years		20 years		20 years